UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 152.4% (99.8% of Total Investments)
	Alabama – 2.1% (1.4% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32	5/12 at 101.00	A+ (4)	$ 5,671,027
	(Pre-refunded 5/01/12) – NPFG Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 (Pre-refunded 3/01/12) –	3/12 at 101.00	AA+ (4)	3,223,528
	NPFG Insured
8,355	Total Alabama			8,894,555
	Alaska – 3.9% (2.5% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	Aa3 (4)	16,122,299
	(Pre-refunded 10/01/12) – AMBAC Insured
	Arizona – 2.3% (1.5% of Total Investments)
5,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	4,627,450
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/37 –	No Opt. Call	AA	4,871,280
	FGIC Insured
11,000	Total Arizona			9,498,730
	California – 12.7% (8.3% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A–	1,061,360
	2004A, 0.000%, 10/01/20 – AMBAC Insured
6,160	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA+	1,631,661
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – NPFG Insured	10/15 at 100.00	Aa3	1,465,071
1,565	5.000%, 10/01/27 – NPFG Insured	10/15 at 100.00	Aa3	1,522,635
2,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 29.17	A+	400,220
	2002B, 0.000%, 8/01/33 – FGIC Insured
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,053,514
	5.000%, 9/01/27 – AMBAC Insured
18,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	15,522,000
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
365	5.125%, 6/01/47	6/17 at 100.00	Baa3	215,197
1,000	5.750%, 6/01/47	6/17 at 100.00	Baa3	656,430
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA+	770,448
	11/01/25 – AGM Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 –	4/12 at 100.00	A+	7,528,252
	AMBAC Insured
2,220	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	4/11 at 100.00	A	2,033,564
	1998A, 5.200%, 7/01/32 – NPFG Insured
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2008A and 2008B:
5,905	0.000%, 8/01/26 – AGC Insured	8/18 at 100.00	AA+	2,142,157
2,220	0.000%, 8/01/28 – AGC Insured	8/18 at 100.00	AA+	684,226
2,600	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA+	1,503,346
	AGC Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P,	8/11 at 100.00	AA+	2,365,774
	5.250%, 8/15/18 – AGM Insured
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – AGM Insured	6/17 at 100.00	AA+	767,220
1,180	3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	AA+	880,068
6,720	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A2	4,949,482
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/14 at 102.00	Aa1	3,244,511
	Series 2006, 3.500%, 7/01/29 – AGM Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	1,651,468
	5.000%, 8/01/28 – NPFG Insured
75,720	Total California			53,048,604
	Colorado – 5.7% (3.7% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	BBB	17,021,642
	Series 2005, 5.000%, 8/01/24 – NPFG Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB	651,555
	SYNCORA GTY Insured
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/25 –	No Opt. Call	Baa1	6,031,770
	NPFG Insured
35,050	Total Colorado			23,704,967
	District of Columbia – 1.5% (1.0% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	5,795,342
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/16 at 100.00	AA+	628,442
	Bonds, Series 2007, Residuals 1606, 11.381%, 10/01/30 – AMBAC Insured (IF)
7,740	Total District of Columbia			6,423,784
	Florida – 12.3% (8.0% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – NPFG Insured	12/13 at 100.00	A–	2,384,085
1,480	5.250%, 12/01/18 – NPFG Insured	12/13 at 100.00	A–	1,519,427
11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AA+	11,645,472
	5.125%, 10/01/21 – AGM Insured (Alternative Minimum Tax)
8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%, 10/01/13 –	10/11 at 100.00	A3	8,333,350
	NPFG Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	7,501,827
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,842,424
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	10,127,800
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	2,022,100
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	861,650
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	973,620
50,305	Total Florida			51,211,755
	Georgia – 2.3% (1.5% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	Aa2	6,745,989
	Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA+	1,019,770
	AGM Insured
1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,673,914
	6/01/32 (Alternative Minimum Tax)
9,620	Total Georgia			9,439,673
	Idaho – 1.0% (0.7% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	3,095,070
1,130	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,156,431
4,130	Total Idaho			4,251,501
	Illinois – 11.9% (7.8% of Total Investments)
10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 (Pre-refunded	1/12 at 100.00	Aa3 (4)	10,452,300
	1/01/12) – FGIC Insured
1,305	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 – NPFG Insured	1/12 at 100.00	Aa3	1,207,699
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,304,485
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,535,142
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,779,665
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	2,951,067
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	3,626,172
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	1/12 at 100.00	A1	3,047,910
	Airport, Series 2002A, 5.750%, 1/01/17 – NPFG Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	Baa1	4,020,080
	5.000%, 12/01/21 – NPFG Insured
480	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aa3	508,272
	Series 2003C, 5.250%, 10/01/22 – AGM Insured
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003C:
770	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	857,726
250	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	278,483
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	3,263,925
	2/01/35 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AAA	2,565,500
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	1,662,843
3,335	Metropolitan Pier and Exposition Authority, Illinois, Dedicated Tax Revenue Bonds, McCormick Place	6/20 at 100.00	AAA	1,592,229
	Expansion Project, Tender Option Bond Trust 3861, 13.454%, 6/15/42 (WI/DD, Settling 2/03/11) (IF)
89,100	Total Illinois			49,653,498
	Indiana – 14.8% (9.7% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 –	7/13 at 100.00	A1	3,438,068
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District, Series 2002D:
5,075	5.250%, 4/01/26 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	5,356,561
7,000	5.250%, 4/01/30 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	7,388,360
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	9,260,700
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
3,200	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,893,152
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA+	5,133,600
	5.500%, 1/01/38 – AGC Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	21,325,999
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AA+	7,018,046
	2002, 5.000%, 7/15/24 – NPFG Insured
60,615	Total Indiana			61,814,486
	Kansas – 0.8% (0.5% of Total Investments)
3,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	No Opt. Call	AA	3,243,170
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 0.6% (0.4% of Total Investments)
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA+	2,667,585
	2009, 5.250%, 2/01/20 – AGC Insured
	Louisiana – 4.1% (2.7% of Total Investments)
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA+	4,823,900
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,325	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	1,326,577
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006,
770	4.750, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	701,455
8,270	4.500, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	7,158,346
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.556%,	5/16 at 100.00	Aa1	1,545
	5/01/34 – FGIC Insured (IF)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	A3	3,106,163
	NPFG Insured
18,453	Total Louisiana			17,117,986
	Massachusetts – 0.8% (0.5% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	1,000,310
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,433,925
	8/01/46 – AGM Insured (UB) (5)
3,775	Total Massachusetts			3,434,235
	Michigan – 0.3% (0.2% of Total Investments)
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,371,090
	2006A, 5.000%, 12/01/31 (UB)
	Minnesota – 0.5% (0.3% of Total Investments)
1,970	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA+	2,144,936
	2009A, 5.000%, 1/01/15 – AGC Insured
	Missouri – 0.4% (0.3% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA+	1,751,744
	2004, 5.250%, 3/01/19 – AGM Insured
	Nebraska – 2.0% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	6,381,688
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – AGM Insured	4/13 at 100.00	AA+	1,065,470
1,000	5.250%, 4/01/21 – AGM Insured	4/13 at 100.00	AA+	1,028,320
8,360	Total Nebraska			8,475,478
	Nevada – 1.5% (1.0% of Total Investments)
6,600	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA+	6,131,664
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
	New Jersey – 0.8% (0.6% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	2,262,918
	2006A, 5.250%, 12/15/20
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA+	1,242,744
	AGM Insured
3,350	Total New Jersey			3,505,662
	New York – 5.8% (3.8% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,127,134
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	3,728,845
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
1,335	13.030%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,226,024
2,000	13.041%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,836,740
3,130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,373,949
	2/15/47 – NPFG Insured
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	2,051,568
	5/01/33 – NPFG Insured
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	456,514
	5.000%, 11/15/30 – AMBAC Insured
10,265	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA+	9,822,784
	Series 2002A, 5.000%, 11/15/30 – AGM Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA+	1,562,055
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
25,825	Total New York			24,185,613
	North Carolina – 0.6% (0.4% of Total Investments)
2,080	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA+	2,094,456
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 – AGM Insured
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AA+	557,809
	AGC Insured
2,620	Total North Carolina			2,652,265
	Ohio – 0.5% (0.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
65	5.125%, 6/01/24	6/17 at 100.00	Baa3	49,009
710	5.875%, 6/01/30	6/17 at 100.00	Baa3	495,452
685	5.750%, 6/01/34	6/17 at 100.00	Baa3	454,306
1,570	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,034,159
3,030	Total Ohio			2,032,926
	Oklahoma – 0.4% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	1,823,800
	5.000%, 2/15/37
	Oregon – 1.8% (1.2% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,021,030
	5.000%, 11/15/33
	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
2,885	5.375%, 12/01/31	12/11 at 100.00	Aa1	2,889,414
1,365	5.500%, 12/01/42	12/11 at 100.00	Aa1	1,367,361
7,250	Total Oregon			7,277,805
	Pennsylvania – 4.9% (3.2% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	BBB+	4,692,330
	Airport, Series 1997A, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA+	1,008,116
	5.000%, 1/01/40 – AGM Insured
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	3,671,859
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,060,689
	AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	4,498,620
	6/01/33 – AGM Insured
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA+	2,129,940
	11/15/18 – AGM Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA+	2,153,940
	5.000%, 1/15/19 – AGM Insured (UB)
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,094,150
	District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured
21,730	Total Pennsylvania			20,309,644
	Puerto Rico – 0.4% (0.3% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	A3	1,207,434
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	609,850
	8/01/42 – NPFG Insured
6,225	Total Puerto Rico			1,817,284
	South Carolina – 1.5% (1.0% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA+	1,941,888
	2006, 5.000%, 12/01/28 – AGM Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 – NPFG Insured	4/13 at 100.00	A–	1,083,440
2,300	5.000%, 4/01/21 – NPFG Insured	4/13 at 100.00	A–	2,341,653
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AA+	1,018,580
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – AGM Insured
6,250	Total South Carolina			6,385,561
	Tennessee – 10.3% (6.7% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – AGM Insured	10/14 at 100.00	AA+	1,613,075
1,455	5.000%, 10/01/20 – AGM Insured	10/14 at 100.00	AA+	1,549,386
1,955	5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA+	2,050,873
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	Aa2 (4)	10,761,800
	5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	Aa2 (4)	10,761,800
	5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	AA+ (4)	16,093,479
	Series 2002A, 5.250%, 5/01/32 (Pre-refunded 5/01/12) – AGM Insured
40,100	Total Tennessee			42,830,413
	Texas – 23.7% (15.5% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,620,995
	Series 2001A, 5.750%, 11/01/13 – NPFG Insured (Alternative Minimum Tax)
10,000	Gainesville Hospital District, Texas, Limited Tax General Obligation Bonds, Series 2002,	8/11 at 100.00	A3 (4)	10,263,700
	5.375%, 8/15/32 (Pre-refunded 8/15/11) – NPFG Insured
1,210	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 – AMBAC Insured	5/11 at 100.00	Aa3	1,220,346
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – NPFG Insured	11/13 at 100.00	AA	2,341,360
2,355	5.000%, 11/15/17 – NPFG Insured	11/13 at 100.00	AA	2,430,054
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Series 2009, Trust 3418,	No Opt. Call	AAA	4,637,532
	13.576%, 8/15/27 – AGM Insured (IF)
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	N/R (4)	13,654,810
	Plant, Series 2002, 5.125%, 3/01/32 (Pre-refunded 3/01/12) – FGIC Insured
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	1,041,700
	5/15/24 – FGIC Insured
4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AA+	4,554,994
	5/15/17 – AGM Insured
5,015	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	4,808,232
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
7,035	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	6,959,655
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – NPFG Insured	5/12 at 100.00	Baa1	3,231,360
3,520	5.125%, 11/01/21 – NPFG Insured	5/12 at 100.00	Baa1	3,156,947
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 – NPFG Insured	1/12 at 102.00	Baa1	6,796,482
11,665	5.500%, 1/01/33 – NPFG Insured	1/12 at 102.00	Baa1	7,342,418
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	4/11 at 100.00	AAA	5,018,550
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aaa	9,620,540
	5.250%, 12/01/22 (Pre-refunded 6/01/12) (Alternative Minimum Tax) (UB)
	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,000	5.250%, 2/15/22 (Pre-refunded 2/15/12) – AGM Insured	2/12 at 100.00	AAA	3,145,860
5,000	5.250%, 2/15/25 (Pre-refunded 2/15/12) – AGM Insured	2/12 at 100.00	AAA	5,243,100
104,030	Total Texas			99,088,635
	Utah – 1.2% (0.8% of Total Investments)
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Trust 1193, 13.166%, 12/15/15 –	No Opt. Call	AAA	4,832,891
	AGM Insured (IF)
	Washington – 15.9% (10.4% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	A	4,817,633
	2006A, 4.500%, 7/01/30 – AMBAC Insured
6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	7,004,712
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	Aaa	8,104,723
	2002A, 5.500%, 7/01/15 – NPFG Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	Aa2	2,632,475
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AA+	2,403,082
	2003B, 5.000%, 6/01/17 – AGM Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aa1 (4)	3,584,211
	Community Schools, Series 2003, 5.250%, 12/01/16 (Pre-refunded 6/01/13) – AGM Insured
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	Aaa	10,023,500
	AMBAC Insured (UB)
	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT
	Project, Series 2002:
2,000	5.500%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aa3	2,109,080
4,325	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	Aa3	4,354,107
15,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	12,651,450
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
3,335	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.233%, 7/01/14 – AGM	No Opt. Call	AA+	3,388,727
	Insured (IF)
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aa1 (4)	5,473,582
	2002, 5.000%, 12/01/20 (Pre-refunded 6/01/12) – AGM Insured
67,325	Total Washington			66,547,282
	Wisconsin – 3.1% (2.0% of Total Investments)
11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18	7/12 at 100.00	AA+ (4)	12,721,254
	(Pre-refunded 7/01/12) – AMBAC Insured
$ 721,358	Total Municipal Bonds (cost $640,821,242)			636,412,775
Shares	Description (1)			Value
	Investment Companies – 0.3% (0.2% of Total Investments)
13,600	BlackRock MuniEnhanced Fund Inc.			$ 136,952
8,134	BlackRock MuniHoldings Fund Inc.			120,058
7,920	Dreyfus Strategic Municipal Fund			59,638
3,500	DWS Municipal Income Trust			38,570
9,668	Morgan Stanley Quality Municipal Income Trust			114,179
26,280	PIMCO Municipal Income Fund II			261,486
9,500	Van Kampen Advantage Municipal Income Fund II			104,215
28,980	Van Kampen Investment Grade Municipal Trust			378,769
	Total Investment Companies (cost $1,353,712)			1,213,867
	Total Investments (cost $642,174,954) – 152.7%			637,626,642
	Floating Rate Obligations – (6.8)%			(28,413,334)
	MuniFund Term Preferred Shares, at Liquidation Value – (25.9)% (6)			(108,000,000)
	Other Assets Less Liabilities – 2.0%			8,351,556
	Auction Rate Preferred Shares, at Liquidation Value – (22.0)% (6)			(91,950,000)
	Net Assets Applicable to Common Shares – 100%			$ 417,614,864

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$636,412,775	$—	$636,412,775
Investment Companies	1,213,867	—	—	1,213,867
Total	$1,213,867	$636,412,775	$—	$637,626,642
During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $621,377,633.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$22,432,483
Depreciation	(34,594,188)
Net unrealized appreciation (depreciation) of investments	$(12,161,705)

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.9% and 14.4%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011